Deposits for investment	12 Months Ended
Dec. 31, 2024
Deposits for Investment [Abstract]
DEPOSITS FOR INVESTMENT
8.	Deposits for investment

	As of December 31, 2024	As of December 31, 2023

Fujian Yingfu Integrated Circuit Co., Ltd. (a)	$1,600	$8,471
Hubei Tongzhou Information Port Co., Ltd. (b)	8,973	-
Deposits for investment	$10,573	$8,471

(a)

Historically, the Company signed a series of Share Purchase Agreements with Huasheng Group Limited (the “Huasheng”) and the parent company of Fujian Yingfu Integrated Circuit Co., Ltd. (“Yingfu” or the “Target Company”) to purchase 100% equity interest of Yingfu or a new established subsidiary of Yingfu, in order to obtain the Target land (see Note 4)

On September 30, 2023, the Company, Yingfu and Huasheng reached a termination agreement. Pursuant to the termination agreement, all parties agreed to terminate the Share Purchase Agreements, and Yingfu shall refund the deposit of RMB100 million (approximately $13.9 million) to the Company.

In October and November 2023, Yingfu refunded RMB40 million (approximately $5.6 million) to the Company. On February 7, 2024, Yingfu further refunded RMB48.5 million (approximately $6.7 million) to the Company.

(b)	On June 11, 2024, for the purpose of acquiring a land use right to expand the Company’s logistic business, the Company signed 2024 MOU with two shareholders of Tongzhou to acquire 100% equity interest of Tongzhou, which owns land use right and constructed certain office and warehouse on such land use right. In accordance with 2024 MOU, the Company made prepayment of approximately $9.0 million (RMB64.5 million) by December 31, 2024 to secure the transaction.